Employee Benefits - Additional Information (Detail)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of defined benefit plans [abstract]
Weighted average duration of defined benefit obligation	13 years 7 months 6 days	12 years 10 months 24 days